Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 1,075,307	$ 40,682
Accounts receivable, less allowance for doubtful accounts of $108,000	479,176	40,622
Prepaid expenses	9,800
Total current assets	1,564,283	81,304
Fixed assets, net of depreciation:	63,997	6,417
Other assets:
Security deposits	19,857	7,257
Total other assets	19,857	7,257
Total assets	1,648,137	94,978
Current liabilities:
Accounts payable and accrued expenses	219,569	6,972
Accrued compensation expenses	63,360
Shareholder loans		40,534
Total current liabilities	282,929	47,506
Long term liabilities:
Deferred lease	10,249
Total liabilities	293,178	47,506
Stockholders' equity
Preferred stock, $0.001 par value; 10,000,000 shares authorized; none issued and outstanding.
Common stock, $0.001 par value, 500,000,000 shares authorized;40,025,000 issued and outstanding at December 31,2011 and 7,401,500 issued and outstanding at December 31, 2010	40,025	7,402
Additional paid-in capital	3,122,520	95,098
Accumulated deficit	(1,807,586)	(55,028)
Total stockholders' equity	1,354,959	47,472
Total liabilities and stockholders' equity	$ 1,648,137	$ 94,978